Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP Salaried DPS Plan
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
Deferred Profit-Sharing Plan for Salaried Employees
Schedule H - Line 4a - Schedule of Delinquent Participant Contributions
December 31, 2025

	Participant Contributions Transferred Late to Plan	Total that Constitute Nonexempt Prohibited Transactions			Total Fully Corrected Under VFCP and PTE 2022-51
Year	Check Here if Late Participant Loan Repayments are Included ☐X	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP
2025	$2,510,844	$—	$—	$2,513,758	$—
Note: The above contributions were transmitted to the trustee after the date the Department of Labor (“DOL”) may determine as the earliest date such contributions reasonably could have been segregated from the employer’s general assets. The delinquent participant contributions and participant loan repayments were deposited to participant accounts during 2025. Lost earnings totaling $2,914 were restored during 2025 and 2026, and as of the date of this filing, correction has been completed in accordance with IRS and DOL procedures. The Plan sponsor submitted an application under the DOL’s Voluntary Fiduciary Correction Program (“VFCP”) on May 13, 2026, which is pending, and filed Form 5330 with the IRS on March 19, 2026.